INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details) - Number	Mar. 31, 2018	Mar. 31, 2017
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	169	209
Series Twenty [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	2	3
Series Twenty One [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	0	2
Series Twenty Two [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	3	3
Series Twenty Three [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	3	4
Series Twenty Four [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	5	6
Series Twenty Five [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	0	4
Series Twenty Six [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	9	13
Series Twenty Seven [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	3	5
Series Twenty Eight [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	5	5
Series Twenty Nine [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	7	8
Series Thirty [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	5	8
Series Thirty One [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	8	10
Series Thirty Two [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	6	7
Series Thirty Three [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	3	5
Series Thirty Four [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	4	4
Series Thirty Five [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	2	3
Series Thirty Six [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	3	3
Series Thirty Seven [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	1	2
Series Thirty Eight [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	4	4
Series Thirty Nine [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	0	1
Series Forty [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	9	10
Series Forty One [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	12	17
Series Forty Two [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	11	15
Series Forty Three [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	17	19
Series Forty Four [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	7	7
Series Forty Five [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	26	27
Series Forty Six [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	14	14